Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GAMCO GLOBAL SERIES FUNDS, INC
Entity Central Index Key	0000909504
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000002867
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class AAA
Trading Symbol	GICPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class AAA	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In the first half of 2025, the Gabelli Global Growth Fund underperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classif. The Trump Admin’s reciprocal tariff program proposed in early-April, if enacted, may result in higher prices and slower growth. Absent these risks, the US economy remains on stable footing, upheld by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption bend positively this year, bringing large infrastructure investments from scaled players. As a result, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class AAA	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000
6/16	9,490	9,683	9,747
6/17	11,228	11,563	11,625
6/18	13,552	12,871	13,240
6/19	14,938	13,685	14,563
6/20	17,431	14,046	16,182
6/21	23,726	19,646	22,265
6/22	16,768	16,627	16,674
6/23	20,794	19,475	19,929
6/24	27,455	23,354	24,036
6/25	31,169	27,252	27,394

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class AAA	8.85%	13.53%	12.33%	12.04%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 198,019,997
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 485,570
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$198,019,997 Number of Portfolio Holdings60 Portfolio Turnover Rate8% Management Fees$485,570
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	87.0%
U.S. Government Obligations	13.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	15.0%
Financials	14.9%
U.S. Government Obligations	13.2%
Industrials	13.1%
Information Technology - Software and Services	12.4%
Communication Services	12.3%
Health Care	9.1%
Consumer Discretionary	8.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Netflix Inc.	4.4%
Amazon.com Inc.	4.2%
Eli Lilly & Co.	3.3%
Meta Platforms Inc.	3.3%
Broadcom Inc.	3.2%
Visa Inc.	3.1%
Alphabet Inc.	2.6%
General Electric Co.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002869
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class C
Trading Symbol	GGGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class C	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In the first half of 2025, the Gabelli Global Growth Fund underperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classif. The Trump Admin’s reciprocal tariff program proposed in early-April, if enacted, may result in higher prices and slower growth. Absent these risks, the US economy remains on stable footing, upheld by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption bend positively this year, bringing large infrastructure investments from scaled players. As a result, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class C	The Gabelli Global Growth Fund - Class C (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000	10,000
6/16	9,421	9,327	9,683	9,747
6/17	11,062	10,858	11,563	11,625
6/18	13,253	12,901	12,871	13,240
6/19	14,498	13,983	13,685	14,563
6/20	16,866	16,127	14,046	16,182
6/21	22,955	21,789	19,646	22,265
6/22	16,225	15,247	16,627	16,674
6/23	20,120	18,754	19,475	19,929
6/24	26,565	24,574	23,354	24,036
6/25	30,157	27,651	27,252	27,394

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class C	8.84%	13.52%	12.32%	11.67%
The Gabelli Global Growth Fund - Class C (includes sales charge)	7.84%	12.52%	12.32%	11.67%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 198,019,997
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 485,570
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$198,019,997 Number of Portfolio Holdings60 Portfolio Turnover Rate8% Management Fees$485,570
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	87.0%
U.S. Government Obligations	13.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	15.0%
Financials	14.9%
U.S. Government Obligations	13.2%
Industrials	13.1%
Information Technology - Software and Services	12.4%
Communication Services	12.3%
Health Care	9.1%
Consumer Discretionary	8.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Netflix Inc.	4.4%
Amazon.com Inc.	4.2%
Eli Lilly & Co.	3.3%
Meta Platforms Inc.	3.3%
Broadcom Inc.	3.2%
Visa Inc.	3.1%
Alphabet Inc.	2.6%
General Electric Co.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034309
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class I
Trading Symbol	GGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class I	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In the first half of 2025, the Gabelli Global Growth Fund underperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classif. The Trump Admin’s reciprocal tariff program proposed in early-April, if enacted, may result in higher prices and slower growth. Absent these risks, the US economy remains on stable footing, upheld by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption bend positively this year, bringing large infrastructure investments from scaled players. As a result, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class I	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000
6/16	9,558	9,683	9,747
6/17	11,387	11,563	11,625
6/18	13,828	12,871	13,240
6/19	15,283	13,685	14,563
6/20	17,850	14,046	16,182
6/21	24,292	19,646	22,265
6/22	17,169	16,627	16,674
6/23	21,297	19,475	19,929
6/24	28,124	23,354	24,036
6/25	31,924	27,252	27,394

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class I	8.83%	13.51%	12.33%	12.31%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 198,019,997
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 485,570
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$198,019,997 Number of Portfolio Holdings60 Portfolio Turnover Rate8% Management Fees$485,570
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	87.0%
U.S. Government Obligations	13.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	15.0%
Financials	14.9%
U.S. Government Obligations	13.2%
Industrials	13.1%
Information Technology - Software and Services	12.4%
Communication Services	12.3%
Health Care	9.1%
Consumer Discretionary	8.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Netflix Inc.	4.4%
Amazon.com Inc.	4.2%
Eli Lilly & Co.	3.3%
Meta Platforms Inc.	3.3%
Broadcom Inc.	3.2%
Visa Inc.	3.1%
Alphabet Inc.	2.6%
General Electric Co.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002866
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class A
Trading Symbol	GGGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class A	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In the first half of 2025, the Gabelli Global Growth Fund underperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classif. The Trump Admin’s reciprocal tariff program proposed in early-April, if enacted, may result in higher prices and slower growth. Absent these risks, the US economy remains on stable footing, upheld by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption bend positively this year, bringing large infrastructure investments from scaled players. As a result, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class A	The Gabelli Global Growth Fund - Class A (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000	10,000
6/16	9,493	8,947	9,683	9,747
6/17	11,229	9,975	11,563	11,625
6/18	13,555	11,349	12,871	13,240
6/19	14,937	11,787	13,685	14,563
6/20	17,432	12,964	14,046	16,182
6/21	23,725	16,630	19,646	22,265
6/22	16,763	11,074	16,627	16,674
6/23	20,792	12,946	19,475	19,929
6/24	27,451	16,110	23,354	24,036
6/25	31,162	17,236	27,252	27,394

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class A	8.84%	13.52%	12.32%	12.04%
The Gabelli Global Growth Fund - Class A (includes sales charge)	2.58%	6.99%	11.00%	11.38%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 198,019,997
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 485,570
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$198,019,997 Number of Portfolio Holdings60 Portfolio Turnover Rate8% Management Fees$485,570
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	87.0%
U.S. Government Obligations	13.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	15.0%
Financials	14.9%
U.S. Government Obligations	13.2%
Industrials	13.1%
Information Technology - Software and Services	12.4%
Communication Services	12.3%
Health Care	9.1%
Consumer Discretionary	8.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Netflix Inc.	4.4%
Amazon.com Inc.	4.2%
Eli Lilly & Co.	3.3%
Meta Platforms Inc.	3.3%
Broadcom Inc.	3.2%
Visa Inc.	3.1%
Alphabet Inc.	2.6%
General Electric Co.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002875
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class AAA
Trading Symbol	GABTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class AAA	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, the MSCI All Country World Index (ACWI), and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from continued optimism around artificial intelligence ecosystem and rising demand for AI chips, strength and scale in digital advertising, solid wireless operating performance and improved cash flow generation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class AAA	MSCI ACWI Index	MSCI AC World Communication Services Index
6/15	10,000	10,000	10,000
6/16	9,795	9,683	10,337
6/17	10,375	11,563	10,183
6/18	10,312	12,871	9,838
6/19	10,612	13,685	11,184
6/20	10,288	14,046	12,225
6/21	14,365	19,646	17,408
6/22	10,339	16,627	12,257
6/23	10,952	19,475	13,587
6/24	13,459	23,354	18,014
6/25	16,455	27,252	22,668

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class AAA	13.30%	22.26%	9.85%	5.11%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
MSCI AC World Communication Services Index	14.98%	25.84%	13.14%	8.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 71,194,066
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 77,956
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$71,194,066 Number of Portfolio Holdings47 Portfolio Turnover Rate3% Management Fees$77,956
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
Preferred Stocks	0.6%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.5%
Consumer Discretionary	11.2%
Information Technology	6.1%
Financials	5.8%
Real Estate	3.5%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	7.6%
T-Mobile US Inc.	7.5%
Meta Platforms Inc.	7.3%
Prosus NV	6.3%
Alphabet Inc.	5.7%
Deutsche Telekom AG	5.6%
Millicom International Cellular SA	4.2%
Microsoft Corp.	4.2%
Telephone and Data Systems Inc.	3.8%
United States Cellular Corp.	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002877
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class C
Trading Symbol	GTCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class C	$49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, the MSCI All Country World Index (ACWI), and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from continued optimism around artificial intelligence ecosystem and rising demand for AI chips, strength and scale in digital advertising, solid wireless operating performance and improved cash flow generation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class C	The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
6/15	10,000	10,000	10,000	10,000
6/16	9,720	9,623	9,683	10,337
6/17	10,216	10,018	11,563	10,183
6/18	10,078	9,783	12,871	9,838
6/19	10,293	9,895	13,685	11,184
6/20	9,948	9,467	14,046	12,225
6/21	13,888	13,122	19,646	17,408
6/22	9,998	9,352	16,627	12,257
6/23	10,534	9,760	19,475	13,587
6/24	12,954	11,905	23,354	18,014
6/25	16,880	15,393	27,252	22,668

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class C	20.87%	30.31%	11.16%	5.38%
The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	19.87%	29.31%	11.16%	5.38%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
MSCI AC World Communication Services Index	14.98%	25.84%	13.14%	8.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 71,194,066
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 77,956
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$71,194,066 Number of Portfolio Holdings47 Portfolio Turnover Rate3% Management Fees$77,956
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
Preferred Stocks	0.6%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.5%
Consumer Discretionary	11.2%
Information Technology	6.1%
Financials	5.8%
Real Estate	3.5%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	7.6%
T-Mobile US Inc.	7.5%
Meta Platforms Inc.	7.3%
Prosus NV	6.3%
Alphabet Inc.	5.7%
Deutsche Telekom AG	5.6%
Millicom International Cellular SA	4.2%
Microsoft Corp.	4.2%
Telephone and Data Systems Inc.	3.8%
United States Cellular Corp.	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034311
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class I
Trading Symbol	GTTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class I	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, the MSCI All Country World Index (ACWI), and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from continued optimism around artificial intelligence ecosystem and rising demand for AI chips, strength and scale in digital advertising, solid wireless operating performance and improved cash flow generation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class I	MSCI ACWI Index	MSCI AC World Communication Services Index
6/15	10,000	10,000	10,000
6/16	9,819	9,683	10,337
6/17	10,445	11,563	10,183
6/18	10,462	12,871	9,838
6/19	10,847	13,685	11,184
6/20	10,552	14,046	12,225
6/21	14,728	19,646	17,408
6/22	10,598	16,627	12,257
6/23	11,229	19,475	13,587
6/24	13,802	23,354	18,014
6/25	16,876	27,252	22,668

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class I	13.35%	22.27%	9.85%	5.37%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
MSCI AC World Communication Services Index	14.98%	25.84%	13.14%	8.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 71,194,066
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 77,956
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$71,194,066 Number of Portfolio Holdings47 Portfolio Turnover Rate3% Management Fees$77,956
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
Preferred Stocks	0.6%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.5%
Consumer Discretionary	11.2%
Information Technology	6.1%
Financials	5.8%
Real Estate	3.5%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	7.6%
T-Mobile US Inc.	7.5%
Meta Platforms Inc.	7.3%
Prosus NV	6.3%
Alphabet Inc.	5.7%
Deutsche Telekom AG	5.6%
Millicom International Cellular SA	4.2%
Microsoft Corp.	4.2%
Telephone and Data Systems Inc.	3.8%
United States Cellular Corp.	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002874
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class A
Trading Symbol	GTCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class A	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, the MSCI All Country World Index (ACWI), and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from continued optimism around artificial intelligence ecosystem and rising demand for AI chips, strength and scale in digital advertising, solid wireless operating performance and improved cash flow generation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class A	The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
6/15	10,000	10,000	10,000	10,000
6/16	9,793	9,230	9,683	10,337
6/17	10,357	9,200	11,563	10,183
6/18	10,295	8,619	12,871	9,838
6/19	10,596	8,362	13,685	11,184
6/20	10,269	7,637	14,046	12,225
6/21	14,337	10,050	19,646	17,408
6/22	10,319	6,817	16,627	12,257
6/23	10,932	6,807	19,475	13,587
6/24	13,435	7,885	23,354	18,014
6/25	16,427	9,086	27,252	22,668

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class A	13.35%	22.27%	9.85%	5.09%
The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	6.84%	15.24%	8.56%	4.47%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
MSCI AC World Communication Services Index	14.98%	25.84%	13.14%	8.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 71,194,066
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 77,956
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$71,194,066 Number of Portfolio Holdings47 Portfolio Turnover Rate3% Management Fees$77,956
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
Preferred Stocks	0.6%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.5%
Consumer Discretionary	11.2%
Information Technology	6.1%
Financials	5.8%
Real Estate	3.5%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	7.6%
T-Mobile US Inc.	7.5%
Meta Platforms Inc.	7.3%
Prosus NV	6.3%
Alphabet Inc.	5.7%
Deutsche Telekom AG	5.6%
Millicom International Cellular SA	4.2%
Microsoft Corp.	4.2%
Telephone and Data Systems Inc.	3.8%
United States Cellular Corp.	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000204772
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class A
Trading Symbol	GMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class A	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Global Mini Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, while underperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. First half performance was affected by April 2 'Liberation Day' tariffs, the subsequent pause, and concerns over interest rates and inflation. Further clarity on tariffs and expectations of lower interest rates in the second half could provide a more favorable environment.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class A	The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
6/19	9,279	8,745	9,669	9,044	9,824
6/20	7,686	6,827	9,028	8,790	9,283
6/21	14,538	12,171	14,628	14,527	14,169
6/22	10,883	8,587	10,942	10,864	11,019
6/23	13,102	9,743	12,289	11,157	12,531
6/24	14,556	10,203	13,525	11,724	13,737
6/25	17,133	11,318	14,564	14,116	15,625

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class A	(0.27)%	17.70%	17.39%	8.31%
The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	(6.01)%	10.93%	16.01%	7.36%
Russell 2000 Index	(1.79)%	7.68%	10.04%	5.40%
MSCI World Micro Cap Index	13.55%	20.52%	9.95%	5.36%
S&P Developed Small Cap Index	6.84%	13.75%	10.98%	6.55%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 15,479,390
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ (18,279)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$15,479,390 Number of Portfolio Holdings154 Portfolio Turnover Rate13% Management Fees$(18,279)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	73.3%
U.S. Government Obligations	36.9%
Other Assets and Liabilities (Net)	(10.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.9%
Metals and Mining	10.1%
Diversified Industrial	9.0%
Hotels and Gaming	5.8%
Automotive: Parts and Accessories	5.8%
Health Care	5.4%
Aerospace and Defense	5.1%
Consumer Products	5.1%
Other Industry sectors	27.0%
Other Assets and Liabilities (Net)	(10.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Tredegar Corp.	6.5%
Ampco-Pittsburgh Corp.	2.3%
Avio SpA	2.2%
Myers Industries Inc.	2.1%
Velan Inc.	1.9%
L.B. Foster Co.	1.7%
Standard Motor Products Inc.	1.7%
Clarus Corp.	1.6%
Monro Inc.	1.5%
Ollamani SAB	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000204774
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class C
Trading Symbol	GMNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class C	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Global Mini Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, while underperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. First half performance was affected by April 2 'Liberation Day' tariffs, the subsequent pause, and concerns over interest rates and inflation. Further clarity on tariffs and expectations of lower interest rates in the second half could provide a more favorable environment.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class C	The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
6/19	9,243	9,343	9,669	9,044	9,824
6/20	7,633	7,638	9,028	8,790	9,283
6/21	14,435	14,369	14,628	14,527	14,169
6/22	10,807	10,650	10,942	10,864	11,019
6/23	13,003	12,707	12,289	11,157	12,531
6/24	14,446	13,990	13,525	11,724	13,737
6/25	17,009	16,333	14,564	14,116	15,625

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class C	(0.18)%	17.74%	17.38%	8.19%
The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	(1.18)%	16.74%	17.38%	8.19%
Russell 2000 Index	(1.79)%	7.68%	10.04%	5.40%
MSCI World Micro Cap Index	13.55%	20.52%	9.95%	5.36%
S&P Developed Small Cap Index	6.84%	13.75%	10.98%	6.55%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 15,479,390
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ (18,279)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$15,479,390 Number of Portfolio Holdings154 Portfolio Turnover Rate13% Management Fees$(18,279)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	73.3%
U.S. Government Obligations	36.9%
Other Assets and Liabilities (Net)	(10.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.9%
Metals and Mining	10.1%
Diversified Industrial	9.0%
Hotels and Gaming	5.8%
Automotive: Parts and Accessories	5.8%
Health Care	5.4%
Aerospace and Defense	5.1%
Consumer Products	5.1%
Other Industry sectors	27.0%
Other Assets and Liabilities (Net)	(10.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Tredegar Corp.	6.5%
Ampco-Pittsburgh Corp.	2.3%
Avio SpA	2.2%
Myers Industries Inc.	2.1%
Velan Inc.	1.9%
L.B. Foster Co.	1.7%
Standard Motor Products Inc.	1.7%
Clarus Corp.	1.6%
Monro Inc.	1.5%
Ollamani SAB	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000204771
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class I
Trading Symbol	GGMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class I	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Global Mini Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, while underperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. First half performance was affected by April 2 'Liberation Day' tariffs, the subsequent pause, and concerns over interest rates and inflation. Further clarity on tariffs and expectations of lower interest rates in the second half could provide a more favorable environment.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class I	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
6/19	9,296	9,669	9,044	9,824
6/20	7,719	9,028	8,790	9,283
6/21	14,591	14,628	14,527	14,169
6/22	10,914	10,942	10,864	11,019
6/23	13,151	12,289	11,157	12,531
6/24	14,596	13,525	11,724	13,737
6/25	17,180	14,564	14,116	15,625

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class I	(0.27)%	17.71%	17.35%	8.35%
Russell 2000 Index	(1.79)%	7.68%	10.04%	5.40%
MSCI World Micro Cap Index	13.55%	20.52%	9.95%	5.36%
S&P Developed Small Cap Index	6.84%	13.75%	10.98%	6.55%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 15,479,390
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ (18,279)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$15,479,390 Number of Portfolio Holdings154 Portfolio Turnover Rate13% Management Fees$(18,279)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	73.3%
U.S. Government Obligations	36.9%
Other Assets and Liabilities (Net)	(10.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.9%
Metals and Mining	10.1%
Diversified Industrial	9.0%
Hotels and Gaming	5.8%
Automotive: Parts and Accessories	5.8%
Health Care	5.4%
Aerospace and Defense	5.1%
Consumer Products	5.1%
Other Industry sectors	27.0%
Other Assets and Liabilities (Net)	(10.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Tredegar Corp.	6.5%
Ampco-Pittsburgh Corp.	2.3%
Avio SpA	2.2%
Myers Industries Inc.	2.1%
Velan Inc.	1.9%
L.B. Foster Co.	1.7%
Standard Motor Products Inc.	1.7%
Clarus Corp.	1.6%
Monro Inc.	1.5%
Ollamani SAB	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000204773
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class AAA
Trading Symbol	GAMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class AAA	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Global Mini Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, while underperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. First half performance was affected by April 2 'Liberation Day' tariffs, the subsequent pause, and concerns over interest rates and inflation. Further clarity on tariffs and expectations of lower interest rates in the second half could provide a more favorable environment.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class AAA	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
6/19	9,290	9,669	9,044	9,824
6/20	7,699	9,028	8,790	9,283
6/21	14,553	14,628	14,527	14,169
6/22	10,885	10,942	10,864	11,019
6/23	13,117	12,289	11,157	12,531
6/24	14,558	13,525	11,724	13,737
6/25	17,136	14,564	14,116	15,625

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class AAA	(0.27)%	17.71%	17.35%	8.31%
Russell 2000 Index	(1.79)%	7.68%	10.04%	5.40%
MSCI World Micro Cap Index	13.55%	20.52%	9.95%	5.36%
S&P Developed Small Cap Index	6.84%	13.75%	10.98%	6.55%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 15,479,390
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ (18,279)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$15,479,390 Number of Portfolio Holdings154 Portfolio Turnover Rate13% Management Fees$(18,279)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	73.3%
U.S. Government Obligations	36.9%
Other Assets and Liabilities (Net)	(10.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.9%
Metals and Mining	10.1%
Diversified Industrial	9.0%
Hotels and Gaming	5.8%
Automotive: Parts and Accessories	5.8%
Health Care	5.4%
Aerospace and Defense	5.1%
Consumer Products	5.1%
Other Industry sectors	27.0%
Other Assets and Liabilities (Net)	(10.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Tredegar Corp.	6.5%
Ampco-Pittsburgh Corp.	2.3%
Avio SpA	2.2%
Myers Industries Inc.	2.1%
Velan Inc.	1.9%
L.B. Foster Co.	1.7%
Standard Motor Products Inc.	1.7%
Clarus Corp.	1.6%
Monro Inc.	1.5%
Ollamani SAB	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002865
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class AAA
Trading Symbol	GAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class AAA	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Rising Income & Dividend Fund (GRID) outperformed its broad-based benchmark, the MSCI World Index and its comparative, the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were dominated by the ongoing tariff negotiations, but settled towards the end of the first half as some new deals were made at lower levels than had been anticipated. Interest rates remained unchanged in the first half. International markets saw modest gains, while the U.S. markets saw strong gains.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class AAA	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000
6/16	10,133	9,781	9,747
6/17	11,697	11,626	11,625
6/18	12,123	12,986	13,240
6/19	11,890	13,887	14,563
6/20	10,614	14,359	16,182
6/21	15,882	20,056	22,265
6/22	13,360	17,260	16,674
6/23	15,241	20,562	19,929
6/24	15,300	24,828	24,036
6/25	17,925	28,989	27,394

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class AAA	12.97%	17.16%	11.05%	6.01%
MSCI World Index	9.75%	16.76%	15.09%	11.23%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 64,385,465
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 144,088
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$64,385,465 Number of Portfolio Holdings177 Portfolio Turnover Rate1% Management Fees$144,088
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.7%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	13.3%
Food and Beverage	11.3%
Electronics	8.7%
Energy and Utilities	5.9%
Diversified Industrial	5.8%
Telecommunication Services	5.3%
Automotive	5.3%
Wireless Telecommunication Services	5.3%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	8.7%
Berkshire Hathaway Inc.	3.4%
CNH Industrial NV, New York	2.8%
Nestlé SA	2.2%
Rolls-Royce Holdings plc	2.1%
Iveco Group NV	2.0%
T-Mobile US Inc.	1.9%
Deutsche Telekom AG	1.8%
Mueller Industries Inc.	1.8%
Traton SE	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002864
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class C
Trading Symbol	GACCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class C	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Rising Income & Dividend Fund (GRID) outperformed its broad-based benchmark, the MSCI World Index and its comparative, the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were dominated by the ongoing tariff negotiations, but settled towards the end of the first half as some new deals were made at lower levels than had been anticipated. Interest rates remained unchanged in the first half. International markets saw modest gains, while the U.S. markets saw strong gains.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class C	The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000	10,000
6/16	10,034	9,934	9,781	9,747
6/17	11,502	11,288	11,626	11,625
6/18	11,828	11,496	12,986	13,240
6/19	11,517	11,081	13,887	14,563
6/20	10,249	9,762	14,359	16,182
6/21	15,339	14,513	20,056	22,265
6/22	12,900	12,084	17,260	16,674
6/23	14,718	13,666	20,562	19,929
6/24	14,773	13,580	24,828	24,036
6/25	17,307	15,773	28,989	27,394

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class C	12.96%	17.15%	11.05%	5.64%
The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	11.96%	16.15%	11.05%	5.64%
MSCI World Index	9.75%	16.76%	15.09%	11.23%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 64,385,465
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 144,088
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$64,385,465 Number of Portfolio Holdings177 Portfolio Turnover Rate1% Management Fees$144,088
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.7%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	13.3%
Food and Beverage	11.3%
Electronics	8.7%
Energy and Utilities	5.9%
Diversified Industrial	5.8%
Telecommunication Services	5.3%
Automotive	5.3%
Wireless Telecommunication Services	5.3%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	8.7%
Berkshire Hathaway Inc.	3.4%
CNH Industrial NV, New York	2.8%
Nestlé SA	2.2%
Rolls-Royce Holdings plc	2.1%
Iveco Group NV	2.0%
T-Mobile US Inc.	1.9%
Deutsche Telekom AG	1.8%
Mueller Industries Inc.	1.8%
Traton SE	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034308
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class I
Trading Symbol	GAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class I	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Rising Income & Dividend Fund (GRID) outperformed its broad-based benchmark, the MSCI World Index and its comparative, the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were dominated by the ongoing tariff negotiations, but settled towards the end of the first half as some new deals were made at lower levels than had been anticipated. Interest rates remained unchanged in the first half. International markets saw modest gains, while the U.S. markets saw strong gains.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class I	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000
6/16	10,138	9,781	9,747
6/17	11,763	11,626	11,625
6/18	12,267	12,986	13,240
6/19	12,121	13,887	14,563
6/20	10,853	14,359	16,182
6/21	16,237	20,056	22,265
6/22	13,658	17,260	16,674
6/23	15,586	20,562	19,929
6/24	15,641	24,828	24,036
6/25	18,324	28,989	27,394

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class I	12.98%	17.16%	11.04%	6.24%
MSCI World Index	9.75%	16.76%	15.09%	11.23%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 64,385,465
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 144,088
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$64,385,465 Number of Portfolio Holdings177 Portfolio Turnover Rate1% Management Fees$144,088
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.7%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	13.3%
Food and Beverage	11.3%
Electronics	8.7%
Energy and Utilities	5.9%
Diversified Industrial	5.8%
Telecommunication Services	5.3%
Automotive	5.3%
Wireless Telecommunication Services	5.3%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	8.7%
Berkshire Hathaway Inc.	3.4%
CNH Industrial NV, New York	2.8%
Nestlé SA	2.2%
Rolls-Royce Holdings plc	2.1%
Iveco Group NV	2.0%
T-Mobile US Inc.	1.9%
Deutsche Telekom AG	1.8%
Mueller Industries Inc.	1.8%
Traton SE	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002862
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class A
Trading Symbol	GAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class A	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Rising Income & Dividend Fund (GRID) outperformed its broad-based benchmark, the MSCI World Index and its comparative, the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were dominated by the ongoing tariff negotiations, but settled towards the end of the first half as some new deals were made at lower levels than had been anticipated. Interest rates remained unchanged in the first half. International markets saw modest gains, while the U.S. markets saw strong gains.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class A	The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000	10,000
6/16	10,110	9,528	9,781	9,747
6/17	11,674	10,369	11,626	11,625
6/18	12,097	10,127	12,986	13,240
6/19	11,867	9,363	13,887	14,563
6/20	10,596	7,880	14,359	16,182
6/21	15,853	11,111	20,056	22,265
6/22	13,335	8,809	17,260	16,674
6/23	15,215	9,473	20,562	19,929
6/24	15,269	8,960	24,828	24,036
6/25	17,888	9,893	28,989	27,394

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class A	12.97%	17.16%	11.04%	5.99%
The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	6.48%	10.42%	9.73%	5.36%
MSCI World Index	9.75%	16.76%	15.09%	11.23%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 64,385,465
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 144,088
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$64,385,465 Number of Portfolio Holdings177 Portfolio Turnover Rate1% Management Fees$144,088
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.7%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	13.3%
Food and Beverage	11.3%
Electronics	8.7%
Energy and Utilities	5.9%
Diversified Industrial	5.8%
Telecommunication Services	5.3%
Automotive	5.3%
Wireless Telecommunication Services	5.3%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	8.7%
Berkshire Hathaway Inc.	3.4%
CNH Industrial NV, New York	2.8%
Nestlé SA	2.2%
Rolls-Royce Holdings plc	2.1%
Iveco Group NV	2.0%
T-Mobile US Inc.	1.9%
Deutsche Telekom AG	1.8%
Mueller Industries Inc.	1.8%
Traton SE	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002873
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class AAA
Trading Symbol	GABOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class AAA	$51	0.92%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli International Small Cap Fund outperformed its broad-based benchmark, the MSCI EAFE Index and its comparative, the MSCI EAFE Small Cap Index. Many factors, both overseas and domestically, drove first half performance. Uncertainty about tariffs was widespread and affected the majority of our trading partners. On a positive note, many European countries, including the United Kingdom and Germany, agreed to boost defence spending. In addition, gold equities saw strong performance as the price of bullion rose. The Fed has yet to lower interest rates in 2025.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class AAA	MSCI EAFE Index	MSCI EAFE Small Cap Index
6/15	10,000	10,000	10,000
6/16	10,139	9,028	9,668
6/17	11,468	10,909	11,954
6/18	12,309	11,712	13,490
6/19	11,279	11,900	12,684
6/20	11,603	11,337	12,280
6/21	16,115	15,069	17,374
6/22	11,178	12,458	13,267
6/23	12,571	14,876	14,688
6/24	12,139	16,674	15,907
6/25	14,410	19,731	19,580

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class AAA	22.30%	18.71%	4.43%	3.72%
MSCI EAFE Index	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Small Cap Index	21.32%	23.09%	9.78%	6.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 5,981,268
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ (67,146)
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,981,268 Number of Portfolio Holdings50 Portfolio Turnover Rate7% Management Fees$(67,146)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.4%
U.S. Government Obligations	4.1%
Preferred Stocks	2.4%
Other Assets and Liabilities (Net)	(1.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	22.3%
Industrials	17.3%
Consumer Discretionary	14.5%
Consumer Staples	14.0%
Health Care	12.1%
Information Technology	9.9%
Financials	6.5%
U.S. Government Obligations	4.1%
Other Industry sectors	1.2%
Other Assets and Liabilities (Net)	(1.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Chemring Group plc	5.2%
Endeavour Mining plc	4.4%
Siegfried Holding AG	3.8%
Alamos Gold Inc.	3.3%
GMO internet group Inc.	3.1%
Genius Sports Ltd.	3.1%
Loomis AB	2.8%
Perseus Mining Ltd.	2.8%
Tamburi Investment Partners SpA	2.8%
Eldorado Gold Corp.	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002871
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class C
Trading Symbol	GGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class C	$51	0.92%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli International Small Cap Fund outperformed its broad-based benchmark, the MSCI EAFE Index and its comparative, the MSCI EAFE Small Cap Index. Many factors, both overseas and domestically, drove first half performance. Uncertainty about tariffs was widespread and affected the majority of our trading partners. On a positive note, many European countries, including the United Kingdom and Germany, agreed to boost defence spending. In addition, gold equities saw strong performance as the price of bullion rose. The Fed has yet to lower interest rates in 2025.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class C	The Gabelli International Small Cap Fund - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
6/15	10,000	10,000	10,000	10,000
6/16	10,068	9,968	9,028	9,668
6/17	11,351	11,138	10,909	11,954
6/18	11,994	11,658	11,712	13,490
6/19	10,799	10,391	11,900	12,684
6/20	11,027	10,507	11,337	12,280
6/21	15,312	14,485	15,069	17,374
6/22	10,629	9,955	12,458	13,267
6/23	11,948	11,090	14,876	14,688
6/24	11,542	10,607	16,674	15,907
6/25	13,695	12,479	19,731	19,580

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class C	22.32%	18.65%	4.43%	3.19%
The Gabelli International Small Cap Fund - Class C (includes sales charge)	21.32%	17.65%	4.43%	3.19%
MSCI EAFE Index	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Small Cap Index	21.32%	23.09%	9.78%	6.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 5,981,268
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ (67,146)
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,981,268 Number of Portfolio Holdings50 Portfolio Turnover Rate7% Management Fees$(67,146)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.4%
U.S. Government Obligations	4.1%
Preferred Stocks	2.4%
Other Assets and Liabilities (Net)	(1.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	22.3%
Industrials	17.3%
Consumer Discretionary	14.5%
Consumer Staples	14.0%
Health Care	12.1%
Information Technology	9.9%
Financials	6.5%
U.S. Government Obligations	4.1%
Other Industry sectors	1.2%
Other Assets and Liabilities (Net)	(1.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Chemring Group plc	5.2%
Endeavour Mining plc	4.4%
Siegfried Holding AG	3.8%
Alamos Gold Inc.	3.3%
GMO internet group Inc.	3.1%
Genius Sports Ltd.	3.1%
Loomis AB	2.8%
Perseus Mining Ltd.	2.8%
Tamburi Investment Partners SpA	2.8%
Eldorado Gold Corp.	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034310
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class I
Trading Symbol	GLOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class I	$51	0.92%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli International Small Cap Fund outperformed its broad-based benchmark, the MSCI EAFE Index and its comparative, the MSCI EAFE Small Cap Index. Many factors, both overseas and domestically, drove first half performance. Uncertainty about tariffs was widespread and affected the majority of our trading partners. On a positive note, many European countries, including the United Kingdom and Germany, agreed to boost defence spending. In addition, gold equities saw strong performance as the price of bullion rose. The Fed has yet to lower interest rates in 2025.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class I	MSCI EAFE Index	MSCI EAFE Small Cap Index
6/15	10,000	10,000	10,000
6/16	9,720	9,028	9,668
6/17	10,216	10,909	11,954
6/18	10,078	11,712	13,490
6/19	10,293	11,900	12,684
6/20	9,948	11,337	12,280
6/21	13,888	15,069	17,374
6/22	9,998	12,458	13,267
6/23	10,534	14,876	14,688
6/24	12,954	16,674	15,907
6/25	16,880	19,731	19,580

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class I	22.39%	18.70%	4.44%	3.89%
MSCI EAFE Index	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Small Cap Index	21.32%	23.09%	9.78%	6.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 5,981,268
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ (67,146)
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,981,268 Number of Portfolio Holdings50 Portfolio Turnover Rate7% Management Fees$(67,146)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.4%
U.S. Government Obligations	4.1%
Preferred Stocks	2.4%
Other Assets and Liabilities (Net)	(1.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	22.3%
Industrials	17.3%
Consumer Discretionary	14.5%
Consumer Staples	14.0%
Health Care	12.1%
Information Technology	9.9%
Financials	6.5%
U.S. Government Obligations	4.1%
Other Industry sectors	1.2%
Other Assets and Liabilities (Net)	(1.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Chemring Group plc	5.2%
Endeavour Mining plc	4.4%
Siegfried Holding AG	3.8%
Alamos Gold Inc.	3.3%
GMO internet group Inc.	3.1%
Genius Sports Ltd.	3.1%
Loomis AB	2.8%
Perseus Mining Ltd.	2.8%
Tamburi Investment Partners SpA	2.8%
Eldorado Gold Corp.	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002872
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class A
Trading Symbol	GOCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class A	$51	0.92%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli International Small Cap Fund outperformed its broad-based benchmark, the MSCI EAFE Index and its comparative, the MSCI EAFE Small Cap Index. Many factors, both overseas and domestically, drove first half performance. Uncertainty about tariffs was widespread and affected the majority of our trading partners. On a positive note, many European countries, including the United Kingdom and Germany, agreed to boost defence spending. In addition, gold equities saw strong performance as the price of bullion rose. The Fed has yet to lower interest rates in 2025.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class A	The Gabelli International Small Cap Fund - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
6/15	10,000	10,000	10,000	10,000
6/16	10,139	9,556	9,028	9,668
6/17	11,473	10,192	10,909	11,954
6/18	12,217	10,229	11,712	13,490
6/19	11,080	8,743	11,900	12,684
6/20	11,348	8,440	11,337	12,280
6/21	15,763	11,050	15,069	17,374
6/22	10,941	7,229	12,458	13,267
6/23	12,298	7,658	14,876	14,688
6/24	11,874	6,969	16,674	15,907
6/25	14,101	7,800	19,731	19,580

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class A	22.36%	18.76%	4.44%	3.50%
The Gabelli International Small Cap Fund - Class A (includes sales charge)	15.32%	11.93%	3.21%	2.89%
MSCI EAFE Index	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Small Cap Index	21.32%	23.09%	9.78%	6.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 5,981,268
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ (67,146)
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,981,268 Number of Portfolio Holdings50 Portfolio Turnover Rate7% Management Fees$(67,146)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.4%
U.S. Government Obligations	4.1%
Preferred Stocks	2.4%
Other Assets and Liabilities (Net)	(1.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	22.3%
Industrials	17.3%
Consumer Discretionary	14.5%
Consumer Staples	14.0%
Health Care	12.1%
Information Technology	9.9%
Financials	6.5%
U.S. Government Obligations	4.1%
Other Industry sectors	1.2%
Other Assets and Liabilities (Net)	(1.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Chemring Group plc	5.2%
Endeavour Mining plc	4.4%
Siegfried Holding AG	3.8%
Alamos Gold Inc.	3.3%
GMO internet group Inc.	3.1%
Genius Sports Ltd.	3.1%
Loomis AB	2.8%
Perseus Mining Ltd.	2.8%
Tamburi Investment Partners SpA	2.8%
Eldorado Gold Corp.	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends